ACCUMULATED LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ACCUMULATED LOSSES [Abstract]
Balance, period start	$ (26,424,325)	$ (23,784,897)
Net loss for the year	(9,957,817)	(2,639,428)	$ (279,633)
Balance, period end	$ (36,382,142)	$ (26,424,325)	$ (23,784,897)